Maturities of Convertible Promissory Notes - Additional Information (Detail) (USD $)	12 Months Ended		6 Months Ended					6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Convertible Note	Jun. 30, 2012 Holders of $200,000 Notes	Jun. 30, 2012 Holders of $1,450,000 notes	Jun. 30, 2012 Holders of $375,000 notes	Jun. 30, 2012 Holders of $375,000 notes Before Extension	Jun. 30, 2012 Holders of $375,000 notes After Extension	Jun. 30, 2012 Holder of $100,000 notes
Debt Instrument [Line Items]
Convertible promissory notes		$ 2,025,000	$ 200,000	$ 1,550,000	$ 275,000			$ 100,000
Convertible promissory notes, accrued interest			$ 20,936	$ 2,025,000
Common stock issued up on conversion of convertible promissory note, shares	1,320,454		368,227					157,544
Convertible promissory notes, maturity period				90 days	90 days
Convertible promissory notes, interest rate						12.00%	15.00%
Additional warrants issued to note holders					18,334